Subsequent Events - Schedule of Segment Reporting Information by Segment (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 01, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment research and development expense:
Segment research and development expense		$ 289,188	$ 52,031	$ 611,908	$ 111,616	$ 1,149,662	$ 159,767	$ 96,299
Operating expenses not allocated to segments:
Stock-based compensation				1,259,336	14,637	1,606,020	476	771
Depreciation and amortization				19,096	12,794	29,076	13,864	10,755
Change in fair value of contingent consideration liability	$ 800
Loss from operations		(646,908)	(59,945)	(1,321,423)	(117,060)	(1,828,467)	(137,027)	(71,598)
Codm [Member]
Revenue:
Revenues		144,618	43,636	313,023	87,733	313,837	76,657	54,184
Segment research and development expense:
Segment research and development expense		63,222	45,202	111,028	99,499	191,669	146,974	85,487
Segment general and administrative expense:
Segment general and administrative expense		49,010	19,806	88,938	37,496	105,446	37,511	28,376
Segment operating income (loss):
Segment operating income (loss)		(31,525)	(38,482)	(36,286)	(90,072)	(112,968)	(123,439)	(59,679)
Operating expenses not allocated to segments:
Stock-based compensation		607,270	14,519	1,266,305	14,637	1,687,607	476	771
Depreciation and amortization		9,326	6,944	18,532	12,351	28,185	13,112	11,148
Change in fair value of contingent consideration liability		(1,213)	0	300	0	(293)
Loss from operations		(646,908)	(59,945)	(1,321,423)	(117,060)	(1,828,467)	(137,027)	(71,598)
Biosecurity [Member] | Codm [Member]
Revenue:
Revenues		100,376	22,044	247,293	43,637	200,848	17,436
Segment cost of revenue:
Segment cost of revenue		63,911	17,110	149,343	40,810	129,690	15,611
Segment research and development expense:
Segment research and development expense		443	4,374	960	27,777	31,035	62,219
Segment general and administrative expense:
Segment general and administrative expense		12,409	5,084	25,644	9,619	31,039	4,813
Segment operating income (loss):
Segment operating income (loss)		23,613	(4,524)	71,346	(34,569)	9,084	(65,207)
Foundry Revenue [Member] | Codm [Member]
Revenue:
Revenues		44,242	21,592	65,730	44,096	112,989	59,221	54,184
Segment research and development expense:
Segment research and development expense		62,779	40,828	110,068	71,722	160,643	84,755	85,487
Segment general and administrative expense:
Segment general and administrative expense		36,601	14,722	63,294	27,877	74,407	32,698	28,376
Segment operating income (loss):
Segment operating income (loss)		$ (55,138)	$ (33,958)	$ (107,632)	$ (55,503)	$ (122,052)	$ (58,232)	$ (59,679)